INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

2023
Deferred tax asset:
Net operating losses	$9,235,000
Stock based compensation	479,000
Total deferred tax asset	9,714,000
Less valuation allowance	(9,714,000)
Net deferred income tax liability	$–